COMBINED STATEMENT OF PARENT'S EQUITY - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Redeemable Noncontrolling Interests	Total Old IAC equity in IAC Holdings, Inc.	Total Old IAC equity in IAC Holdings, Inc. Cumulative Effect, Period of Adoption, Adjustment	Invested Capital	Invested Capital Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive (Loss) Income	Noncontrolling Interests	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjustment
Balance at beginning of period at Dec. 31, 2016			$ 26,764
Increase (Decrease) in Temporary Equity [Roll Forward]
Net earnings (loss)			3,442
Other comprehensive income (loss), net of income taxes			769
Stock-based compensation expense			2,017
Distributions to and purchases of redeemable noncontrolling interests			(20,025)
Adjustment of redeemable noncontrolling interests to fair value			6,448
Noncontrolling interests created in acquisitions			17,758
Other			(362)
Balance at end of period at Dec. 31, 2017			36,811
Balance at beginning of period at Dec. 31, 2016	$ 1,250,920			$ 1,241,439		$ 1,263,303		$ (21,864)	$ 9,481
Increase (Decrease) in Shareholders' Equity
Net earnings (loss)	21,166			37,006		37,006			(15,840)
Other comprehensive income (loss), net of income taxes	14,908			14,367				14,367	541
Stock-based compensation expense	189,988			64,539		64,539			125,449
Distributions to and purchases of noncontrolling interests	(848)								(848)
Adjustment of redeemable noncontrolling interests to fair value	(6,448)			(6,448)		(6,448)
Acquisition of Angie's List and creation of noncontrolling interests in ANGI Homeservices	779,471			645,475		645,475			133,996
Issuance of ANGI Homeservices common stock pursuant to stock-based awards, net of withholding taxes	(8,493)			(11,223)		(11,216)		(7)	2,730
Net increase (decrease) in IAC/InterActiveCorp's investment in IAC Holdings, Inc.	14,784			14,784		14,784
Other	872								872
Balance at end of period at Dec. 31, 2017	2,256,320	$ 40,337		1,999,939	$ 36,927	2,007,443	$ 36,927	(7,504)	256,381	$ 3,410
Increase (Decrease) in Temporary Equity [Roll Forward]
Net earnings (loss)			33,788
Other comprehensive income (loss), net of income taxes			(582)
Stock-based compensation expense			1,138
Distributions to and purchases of redeemable noncontrolling interests			(11,282)
Adjustment of redeemable noncontrolling interests to fair value			6,640
Noncontrolling interests created in acquisitions			2,261
Other			(3,087)
Balance at end of period at Dec. 31, 2018	65,687		65,687
Increase (Decrease) in Shareholders' Equity
Net earnings (loss)	258,583			246,772		246,772			11,811
Other comprehensive income (loss), net of income taxes	(5,859)			(5,026)				(5,026)	(833)
Stock-based compensation expense	147,267			51,327		51,327			95,940
Distributions to and purchases of noncontrolling interests	(1,236)								(1,236)
Adjustment of redeemable noncontrolling interests to fair value	(6,640)			(6,640)		(6,640)
Issuance of ANGI Homeservices common stock pursuant to stock-based awards, net of withholding taxes	140,706			106,204		106,215		(11)	34,502
Net increase (decrease) in IAC/InterActiveCorp's investment in IAC Holdings, Inc.	(145,461)			(145,461)		(145,461)
Other	383								383
Balance at end of period at Dec. 31, 2018	2,684,400			2,284,042		2,296,583		(12,541)	400,358
Increase (Decrease) in Temporary Equity [Roll Forward]
Net earnings (loss)			3,168
Other comprehensive income (loss), net of income taxes			39
Stock-based compensation expense			148
Distributions to and purchases of redeemable noncontrolling interests			(40,432)
Adjustment of redeemable noncontrolling interests to fair value			11,554
Noncontrolling interests created in acquisitions			3,739
Other			(85)
Balance at end of period at Dec. 31, 2019	43,818		$ 43,818
Increase (Decrease) in Shareholders' Equity
Net earnings (loss)	29,015			22,895		22,895			6,120
Other comprehensive income (loss), net of income taxes	269			335				335	(66)
Stock-based compensation expense	131,708			65,893		65,893			65,815
Adjustment of redeemable noncontrolling interests to fair value	(11,554)			(11,554)		(11,554)
Issuance of ANGI Homeservices common stock pursuant to stock-based awards, net of withholding taxes	(34,722)			(32,616)		(32,596)		(20)	(2,106)
Purchase of treasury stock	(57,949)			(57,949)		(57,949)
Net increase (decrease) in IAC/InterActiveCorp's investment in IAC Holdings, Inc.	263,979			263,979		263,979
Balance at end of period at Dec. 31, 2019	$ 3,005,146			$ 2,535,025		$ 2,547,251		$ (12,226)	$ 470,121